COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Automobiles* – 2.9%
5,640	Tesla, Inc.	$ 5,027,778

Beverages – 1.1%
10,810	PepsiCo., Inc.	1,891,318

Biotechnology – 2.0%
11,770	AbbVie, Inc.	1,689,113
7,230	Amgen, Inc.	1,789,208

		3,478,321

Capital Markets – 0.9%
16,467	Raymond James Financial, Inc.	1,621,505

Chemicals – 2.1%
19,025	RPM International, Inc.	1,719,860
7,920	The Sherwin-Williams Co.	1,916,165

		3,636,025

Commercial Services & Supplies – 3.3%
13,715	Copart, Inc.*	1,756,891
53,015	Rollins, Inc.	2,044,789
12,090	Waste Management, Inc.	1,989,530

		5,791,210

Communications Equipment* – 1.2%
18,665	Arista Networks, Inc.	2,176,899

Containers & Packaging – 0.9%
22,305	Ball Corp.	1,637,633

Electrical Equipment – 1.1%
7,460	Rockwell Automation, Inc.	1,904,389

Electronic Equipment, Instruments & Components – 2.2%
27,415	Amphenol Corp. Class A	2,114,519
9,145	CDW Corp.	1,660,092

		3,774,611

Equity Real Estate Investment Trusts (REITs) – 2.1%
24,690	Equity LifeStyle Properties, Inc.	1,815,209
5,720	Public Storage	1,867,065

		3,682,274

Health Care Equipment & Supplies – 2.1%
16,470	Abbott Laboratories	1,792,595
8,905	Stryker Corp.	1,912,349

		3,704,944

Health Care Providers & Services – 2.9%
5,630	McKesson Corp.	1,923,095
5,805	UnitedHealth Group, Inc.	3,148,284

		5,071,379

Hotels, Restaurants & Leisure – 3.4%
15,640	Hilton Worldwide Holdings, Inc.	2,003,015
7,205	McDonald’s Corp.	1,897,581
23,905	Starbucks Corp.	2,026,666

		5,927,262

Household Products – 0.8%
16,670	Church & Dwight Co., Inc.	1,466,460

Industrial Conglomerates – 1.1%
9,855	Honeywell International, Inc.	1,896,693

Insurance – 0.9%
8,525	Assurant, Inc.	1,498,525

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 5.4%
81,300	Alphabet, Inc. Class A	$ 9,456,816

Internet & Direct Marketing Retail – 6.5%
72,090	Amazon.com, Inc.*	9,728,545
33,855	eBay, Inc.	1,646,369

		11,374,914

IT Services – 6.8%
10,765	Broadridge Financial Solutions, Inc.	1,728,321
19,605	Fiserv, Inc.*	2,071,856
6,875	FleetCor Technologies, Inc.*	1,513,119
8,445	Jack Henry & Associates, Inc.	1,754,618
6,320	Mastercard, Inc. Class A	2,235,953
11,975	Visa, Inc. Class A	2,540,017

		11,843,884

Life Sciences Tools & Services – 3.4%
15,260	Agilent Technologies, Inc.	2,046,366
1,325	Mettler-Toledo International, Inc.*	1,788,392
3,370	Thermo Fisher Scientific, Inc.	2,016,642

		5,851,400

Machinery – 1.1%
9,660	Illinois Tool Works, Inc.	2,006,962

Media* – 1.0%
3,905	Charter Communications, Inc. Class A	1,687,350

Multiline Retail – 1.0%
7,285	Dollar General Corp.	1,809,813

Oil, Gas & Consumable Fuels – 2.2%
13,815	Cheniere Energy, Inc.	2,066,448
7,655	Pioneer Natural Resources Co.	1,813,852

		3,880,300

Personal Products – 1.1%
7,065	The Estee Lauder Cos., Inc. Class A	1,929,451

Pharmaceuticals – 1.1%
10,670	Zoetis, Inc.	1,947,808

Road & Rail – 2.0%
49,115	CSX Corp.	1,587,888
8,380	Union Pacific Corp.	1,904,774

		3,492,662

Semiconductors & Semiconductor Equipment – 3.1%
18,035	NVIDIA Corp.	3,275,697
11,480	Texas Instruments, Inc.	2,053,657

		5,329,354

Software – 15.7%
6,195	ANSYS, Inc.*	1,728,343
12,005	Cadence Design Systems, Inc.*	2,233,890
4,600	Intuit, Inc.	2,098,382
63,755	Microsoft Corp.	17,898,579
3,540	Palo Alto Networks, Inc.*	1,766,814
10,690	Workday, Inc. Class A*	1,658,019

		27,384,027

Specialty Retail – 1.1%
6,510	The Home Depot, Inc.	1,959,119

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 12.9%
128,325	Apple, Inc.	$ 20,854,096
22,565	NetApp, Inc.	1,609,561

		22,463,657

Textiles, Apparel & Luxury Goods – 1.1%
16,700	Nike, Inc. Class B	1,919,164

TOTAL COMMON STOCKS (Cost $101,280,709)		$168,523,907

Exchange Traded Fund – 2.8%
19,790	iShares Russell 1000 Growth ETF	4,851,914

Shares	Dividend Rate	Value

Investment Company – 0.8%
State Street Institutional US Government Money Market Fund - Premier Class
1,434,108	1.883%	$ 1,434,108
(Cost $1,434,108)

TOTAL INVESTMENTS – 100.1% (Cost $107,190,410)		$174,809,929

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(148,804)

NET ASSETS – 100.0%		$174,661,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Non-income producing security.

THE VALUE FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 1.9%
28,000	General Dynamics Corp.	$ 6,346,760

Air Freight & Logistics – 2.1%
35,000	United Parcel Service, Inc. Class B	6,821,150

Banks – 6.6%
78,500	JPMorgan Chase & Co.	9,055,760
130,000	Truist Financial Corp.	6,561,100
129,000	U.S. Bancorp.	6,088,800

		21,705,660

Beverages – 2.0%
38,000	PepsiCo., Inc.	6,648,480

Biotechnology – 1.9%
25,500	Amgen, Inc.	6,310,485

Capital Markets – 7.9%
30,000	CME Group, Inc.	5,984,400
80,500	Morgan Stanley	6,786,150
61,500	Northern Trust Corp.	6,136,470
56,000	T. Rowe Price Group, Inc.	6,914,320

		25,821,340

Chemicals – 1.8%
61,500	Eastman Chemical Co.	5,899,695

Communications Equipment – 1.9%
140,000	Cisco Systems, Inc.	6,351,800

Containers & Packaging – 4.0%
141,000	International Paper Co.	6,030,570
111,000	Sonoco Products Co.	7,047,390

		13,077,960

Distributors – 2.2%
46,000	Genuine Parts Co.	7,032,020

Diversified Telecommunication Services – 2.6%
183,500	Verizon Communications, Inc.	8,475,865

Electric Utilities – 3.0%
88,000	Duke Energy Corp.	9,673,840

Electrical Equipment – 4.0%
45,500	Eaton Corp. PLC	6,751,745
71,000	Emerson Electric Co.	6,394,970

		13,146,715

Equity Real Estate Investment Trusts (REITs) – 4.1%
20,500	Public Storage	6,691,405
75,500	WP Carey, Inc.	6,742,150

		13,433,555

Food Products – 2.0%
102,500	Mondelez International, Inc. Class A	6,564,100

Health Care Equipment & Supplies – 1.9%
67,000	Medtronic PLC	6,198,840

Health Care Providers & Services – 4.1%
118,500	Cardinal Health, Inc.	7,057,860
66,500	CVS Health Corp.	6,362,720

		13,420,580

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.1%
25,500	McDonald’s Corp.	$ 6,715,935

Household Durables – 2.0%
38,500	Whirlpool Corp.	6,655,495

Household Products – 1.9%
44,000	The Procter & Gamble Co.	6,112,040

Insurance – 4.3%
124,000	MetLife, Inc.	7,843,000
95,000	Principal Financial Group, Inc.	6,359,300

		14,202,300

IT Services – 3.8%
45,000	International Business Machines Corp.	5,885,550
52,000	Paychex, Inc.	6,670,560

		12,556,110

Machinery – 2.0%
32,000	Illinois Tool Works, Inc.	6,648,320

Media – 2.0%
216,500	The Interpublic Group of Cos., Inc.	6,466,855

Multi-Utilities – 3.0%
119,500	Dominion Energy, Inc.	9,796,610

Oil, Gas & Consumable Fuels – 8.9%
109,000	Chevron Corp.	17,852,020
100,000	ONEOK, Inc.	5,974,000
23,000	Pioneer Natural Resources Co.	5,449,850

		29,275,870

Pharmaceuticals – 7.2%
44,500	Johnson & Johnson	7,766,140
89,000	Merck & Co., Inc.	7,951,260
158,500	Pfizer, Inc.	8,005,835

		23,723,235

Semiconductors & Semiconductor Equipment – 3.9%
160,500	Intel Corp.	5,827,755
39,500	Texas Instruments, Inc.	7,066,155

		12,893,910

Specialty Retail – 2.0%
21,500	The Home Depot, Inc.	6,470,210

TOTAL COMMON STOCKS (Cost $264,618,032)		$318,445,735

Exchange Traded Fund – 2.3%
50,000	iShares Russell 1000 Value Index Fund	$ 7,726,500
(Cost $8,256,482)

THE VALUE FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.4%
State Street Institutional US Government Money Market Fund - Premier Class
1,271,031	1.883%	$ 1,271,031
(Cost $1,271,031)

TOTAL INVESTMENTS – 99.8% (Cost $274,145,545)		$327,443,266

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		551,603

NET ASSETS – 100.0%		$327,994,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Air Freight & Logistics – 1.2%
24,105	CH Robinson Worldwide, Inc.	$ 2,668,424

Biotechnology* – 2.1%
16,900	Alnylam Pharmaceuticals, Inc.	2,400,476
112,190	Exelixis, Inc.	2,347,015

		4,747,491

Capital Markets – 4.6%
6,215	FactSet Research Systems, Inc.	2,670,461
9,695	Morningstar, Inc.	2,475,618
5,800	MSCI, Inc.	2,791,772
33,200	Tradeweb Markets, Inc.	2,341,264

		10,279,115

Chemicals – 2.4%
23,315	FMC Corp.	2,590,297
31,160	RPM International, Inc.	2,816,864

		5,407,161

Commercial Services & Supplies – 2.4%
20,615	MSA Safety, Inc.	2,645,729
70,795	Rollins, Inc.	2,730,563

		5,376,292

Communications Equipment* – 1.3%
25,350	Arista Networks, Inc.	2,956,571

Distributors – 1.1%
6,845	Pool Corp.	2,448,457

Electrical Equipment – 1.4%
12,260	Rockwell Automation, Inc.	3,129,733

Electronic Equipment, Instruments & Components – 3.8%
37,755	Amphenol Corp. Class A	2,912,043
15,290	CDW Corp.	2,775,594
8,125	Zebra Technologies Corp. Class A*	2,906,231

		8,593,868

Entertainment* – 1.1%
18,590	Take-Two Interactive Software, Inc.	2,467,451

Equity Real Estate Investment Trusts (REITs) – 3.5%
18,450	Camden Property Trust	2,603,295
33,335	Equity LifeStyle Properties, Inc.	2,450,789
14,400	Extra Space Storage, Inc.	2,729,088

		7,783,172

Food Products – 2.4%
34,935	Lamb Weston Holdings, Inc.	2,782,922
11,080	The Hershey Co.	2,525,797

		5,308,719

Health Care Equipment & Supplies* – 1.1%
42,600	Globus Medical, Inc. Class A	2,500,194

Health Care Providers & Services – 2.5%
5,210	Chemed Corp.	2,506,479
9,485	Molina Healthcare, Inc.*	3,108,424

		5,614,903

Health Care Technology* – 1.2%
12,090	Veeva Systems, Inc.	2,703,082

Hotels, Restaurants & Leisure – 5.9%
1,870	Chipotle Mexican Grill, Inc.*	2,925,091

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
21,825	Choice Hotels International, Inc.	$ 2,637,988
6,070	Domino’s Pizza, Inc.	2,380,108
21,360	Hilton Worldwide Holdings, Inc.	2,735,575
62,650	Travel + Leisure Co.	2,700,842

		13,379,604

Household Products – 1.0%
26,665	Church & Dwight Co., Inc.	2,345,720

Insurance – 1.1%
14,280	Assurant, Inc.	2,510,138

IT Services – 8.4%
17,430	Broadridge Financial Solutions, Inc.	2,798,386
11,510	FleetCor Technologies, Inc.*	2,533,236
10,025	Gartner, Inc.*	2,661,437
57,235	Genpact Ltd.	2,751,859
35,125	GoDaddy, Inc. Class A*	2,605,573
13,600	Jack Henry & Associates, Inc.	2,825,672
20,605	Paychex, Inc.	2,643,209

		18,819,372

Leisure Products – 2.5%
36,590	Brunswick Corp.	2,931,591
23,135	Polaris, Inc.	2,713,273

		5,644,864

Life Sciences Tools & Services – 7.1%
20,385	Agilent Technologies, Inc.	2,733,628
7,000	Bio-Techne Corp.	2,696,960
11,425	IQVIA Holdings, Inc.*	2,745,085
2,135	Mettler-Toledo International, Inc.*	2,881,673
5,955	Waters Corp.*	2,167,799
8,085	West Pharmaceutical Services, Inc.	2,777,683

		16,002,828

Machinery – 6.2%
50,855	Donaldson Co., Inc.	2,767,020
41,180	Graco, Inc.	2,765,649
12,135	Nordson Corp.	2,803,064
35,245	Otis Worldwide Corp.	2,755,102
31,995	The Toro Co.	2,751,250

		13,842,085

Oil, Gas & Consumable Fuels – 2.5%
19,690	Cheniere Energy, Inc.	2,945,230
39,550	Continental Resources, Inc.	2,724,600

		5,669,830

Professional Services – 2.5%
28,450	Booz Allen Hamilton Holding Corp.	2,730,631
40,715	CoStar Group, Inc.*	2,955,502

		5,686,133

Road & Rail – 2.4%
15,350	JB Hunt Transport Services, Inc.	2,813,194
16,800	Landstar System, Inc.	2,630,544

		5,443,738

Semiconductors & Semiconductor Equipment – 3.5%
25,795	Entegris, Inc.	2,834,870
19,735	MKS Instruments, Inc.	2,332,677

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
26,295	Teradyne, Inc.	$ 2,652,903

		7,820,450

Software – 14.5%
9,805	ANSYS, Inc.*	2,735,497
37,405	Black Knight, Inc.*	2,456,760
16,005	Cadence Design Systems, Inc.*	2,978,210
110,700	Dropbox, Inc. Class A*	2,517,318
42,565	Fortinet, Inc.*	2,539,002
20,970	Manhattan Associates, Inc.*	2,949,850
109,495	NortonLifeLock, Inc.	2,685,912
4,930	Palo Alto Networks, Inc.*	2,460,563
7,830	Paycom Software, Inc.*	2,587,737
22,280	PTC, Inc.*	2,748,906
7,815	Synopsys, Inc.*	2,872,013
7,385	Tyler Technologies, Inc.*	2,946,615

		32,478,383

Specialty Retail – 4.5%
13,840	Advance Auto Parts, Inc.	2,679,700
33,910	Best Buy Co., Inc.	2,610,731
19,755	Five Below, Inc.*	2,510,268
12,160	Tractor Supply Co.	2,328,397

		10,129,096

Technology Hardware, Storage & Peripherals – 1.2%
37,280	NetApp, Inc.	2,659,182

Textiles, Apparel & Luxury Goods* – 1.2%
8,440	Lululemon Athletica, Inc.	2,620,704

Trading Companies & Distributors* – 1.3%
20,330	SiteOne Landscape Supply, Inc.	2,832,579

TOTAL COMMON STOCKS (Cost $178,738,125)		$219,869,339

Shares	Dividend Rate	Value

Investment Company – 1.1%
State Street Institutional US Government Money Market Fund - Premier Class
2,439,136	1.883%	$ 2,439,136
(Cost $2,439,136)

Exchange Traded Fund – 1.0%
24,330	iShares Russell Midcap Growth Index Fund	$ 2,163,180

TOTAL INVESTMENTS – 100.0% (Cost $183,112,158)		$224,471,655

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		36,236

NET ASSETS – 100.0%		$224,507,891

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE BOND FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 47.1%
Aerospace/Defense(a) – 0.5%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$ 5,009,146

Auto Manufacturers – 2.7%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,907,618
BorgWarner, Inc.(a)
1,000,000	3.375		03/15/25	982,735
Daimler Finance North America LLC(b)
3,485,000	0.750		03/01/24	3,333,740
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,964,307
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,465,625
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,633,628
General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	1,995,806
1,615,000	3.100		01/12/32	1,354,361
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	4,882,646
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,033,699

				28,554,165

Banks – 7.9%
Bank of America Corp.
3,000,000	4.450		03/03/26	3,043,664
(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	6,457,557
Citigroup, Inc.
1,000,000	5.500		09/13/25	1,042,311
3,500,000	4.450		09/29/27	3,510,229
(SOFR + 1.379%),
2,000,000	2.904	(a)(c)	11/03/42	1,551,059
(SOFR + 2.086%),
4,400,000	4.910	(a)(c)	05/24/33	4,533,982
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,539,952
Huntington Bancshares, Inc.(a)(c) (SOFR + 2.050%)
4,000,000	5.023		05/17/33	4,086,020
JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	2,763,574
(3M USD LIBOR + 1.000%),
150,000	3.766	(c)	04/26/23	149,646
(3M USD LIBOR + 1.160%),
1,650,000	3.702	(a)(c)	05/06/30	1,580,786
(3M USD LIBOR + 1.330%),
2,000,000	4.452	(a)(c)	12/05/29	1,999,471
(3M USD LIBOR + 3.470%),
2,222,000	6.276	(a)(c)	12/29/49	2,208,535
(SOFR + 0.885%),
1,500,000	3.106	(a)(c)	04/22/27	1,435,882
(SOFR + 1.560%),
1,000,000	4.323	(a)(c)	04/26/28	1,004,129
KeyBank NA
3,000,000	3.400		05/20/26	2,925,233
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,007,261

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(a)(c) (SOFR + 1.200%)
$ 2,900,000	2.511%		10/20/32	$ 2,495,050
Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	5,234,254
PNC Bank NA
3,830,000	4.050		07/26/28	3,785,624
The PNC Financial Services Group, Inc.(a)(c) (3M USD LIBOR + 3.678%)
2,500,000	6.460		07/29/49	2,478,478
Truist Financial Corp.(a)
5,455,000	2.500		08/01/24	5,355,039
2,265,000	1.125		08/03/27	1,993,713
U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,058,153
UBS Group AG
(1 year CMT + 0.850%),
2,000,000	1.494	(a)(b)(c)	08/10/27	1,776,315
(1 year CMT + 1.750%),
2,500,000	4.751	(a)(b)(c)	05/12/28	2,505,254
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,507,888
1,500,000	4.650		11/04/44	1,410,263
5,000,000	4.750		12/07/46	4,764,161
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,189,056

				83,392,539

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	5,677,468
PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,363,188

				8,040,656

Biotechnology(a) – 0.2%
Amgen, Inc.
3,175,000	2.770		09/01/53	2,281,594

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200		01/30/26	2,002,810
The Sherwin-Williams Co.
1,075,000	2.200		03/15/32	906,265

				2,909,075

Commercial Services – 1.3%
Emory University(a)
2,000,000	1.566		09/01/25	1,874,206
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,116,523
Northwestern University
1,000,000	4.643		12/01/44	1,059,057
The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	3,161,644
Thomas Jefferson University
1,375,000	2.368		11/01/25	1,331,671

				13,543,101

Computers(a) – 0.2%
CGI, Inc.
2,500,000	2.300		09/14/31	2,066,550

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
$ 3,260,000	4.600%	06/15/45	$ 3,332,722

Diversified Financial Services – 2.7%
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	939,143
American Express Co.(a)
3,115,000	3.125	05/20/26	3,063,782
Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	4,702,115
Blackstone Private Credit Fund(a)(b)
1,500,000	4.000	01/15/29	1,256,913
Blackstone Secured Lending Fund(a)
4,200,000	3.625	01/15/26	3,967,516
Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	2,806,400
Capital One Financial Corp.(a)(c) (SOFR + 2.370%)
3,000,000	5.268	05/10/33	3,056,835
CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	998,947
Janus Henderson US Holdings, Inc.(a)
3,000,000	4.875	08/01/25	3,057,197
Owl Rock Capital Corp.(a)
2,000,000	3.400	07/15/26	1,801,923
The Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,134,951
2,500,000	1.950	12/01/31	2,123,271

			28,908,993

Electrical Equipment – 3.5%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,586,878
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	3,071,201
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,178,553
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	3,010,094
Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,232,240
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,757,803
National Grid USA
3,375,000	8.000	11/15/30	4,028,729
Ohio Power Co.
2,870,000	5.850	10/01/35	3,221,493
Pacific Gas and Electric Co.(a)
1,000,000	4.550	07/01/30	923,116
1,000,000	4.950	07/01/50	835,177

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
PacifiCorp
$ 1,900,000	6.100%		08/01/36	$ 2,158,858
PG&E Wildfire Recovery Funding LLC
1,225,000	3.594		06/01/30	1,220,907
PPL Electric Utilities Corp.(a)
1,025,000	4.750		07/15/43	1,049,754
Public Service Enterprise Group, Inc.(a)
5,500,000	8.625		04/15/31	6,758,139
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,050,075
Wisconsin Power and Light Co.(a)
1,000,000	1.950		09/16/31	857,104
Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	2,467,442

				37,407,563

Entertainment(a)(b) – 0.1%
Magallanes, Inc.
1,000,000	3.755		03/15/27	961,361

Gas(a) – 0.8%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,330,730
Boston Gas Co.(b)
2,900,000	3.001		08/01/29	2,637,789
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,974,748

				7,943,267

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,611,731

Healthcare-Services – 2.6%
Adventist Health System(a)
7,000,000	2.952		03/01/29	6,569,442
Ascension Health
3,000,000	2.532	(a)	11/15/29	2,756,670
1,500,000	3.945		11/15/46	1,410,899
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,547,347
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,235,316
Mayo Clinic
2,600,000	3.774		11/15/43	2,366,375
SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,002,436
4,990,000	3.823		06/01/27	5,041,891

				26,930,376

Insurance – 6.0%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,354,854
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,654,783
Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,237,518
AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,890,932

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Berkshire Hathaway Finance Corp.(a)
$ 4,220,000	4.200%		08/15/48	$ 4,181,944
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,707,059
5,000,000	1.750		11/15/30	4,135,675
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,397,327
Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,572,248
Loews Corp.
3,000,000	6.000		02/01/35	3,373,457
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,071,139
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	2,841,037
Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,282,568
Prudential Financial, Inc.(a)(c) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	1,982,112
Reinsurance Group of America, Inc.(a)
2,000,000	3.950		09/15/26	1,992,446
2,500,000	3.150		06/15/30	2,269,462
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,647,970
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,798,939
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,077,441
The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,882,144
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,708,056

				63,059,111

Machinery-Diversified(a) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	2,975,076

Media – 0.5%
Comcast Corp.
1,250,000	6.400		05/15/38	1,481,778
1,500,000	2.800	(a)	01/15/51	1,116,909
ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,591,129

				5,189,816

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	2,954,903

Miscellaneous Manufacturing(a)(c) – 0.3%
General Electric Co. (3M USD LIBOR + 3.330%)
3,748,000	5.159		12/29/49	3,495,010

Oil-Field Services – 3.1%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,521,364

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – (continued)
BP Capital Markets America, Inc.(a)
$ 4,000,000	3.543%		04/06/27	$ 4,010,324
Equinor ASA
1,795,000	6.800		01/15/28	2,028,375
HF Sinclair Corp.(a)(b)
3,850,000	5.875		04/01/26	3,946,056
Phillips 66(a)
3,000,000	4.650		11/15/34	3,069,629
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,891,010
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,274,585
Tosco Corp.
2,095,000	8.125		02/15/30	2,596,034
Valero Energy Corp.(a)
6,000,000	2.850		04/15/25	5,833,304

				32,170,681

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,107,496
5,000,000	2.100	(a)	04/30/27	4,675,605
International Paper Co.
2,925,000	8.700		06/15/38	3,853,738

				10,636,839

Pharmaceuticals – 1.7%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,334,015
CVS Pass-Through Trust(b)
2,237,252	7.507		01/10/32	2,468,529
Johnson & Johnson
4,970,000	5.950		08/15/37	6,211,177
Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,750,157
2,900,000	7.200		03/15/39	3,942,552

				17,706,430

Pipelines – 2.0%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,692,434
Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,825,319
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,396,754
Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,168,125
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	759,548
1,450,000	7.625		04/01/37	1,707,694
TransCanada PipeLines Ltd.(a)
1,000,000	4.875		01/15/26	1,028,261
Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,234,180

				20,812,315

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – 4.0%
AvalonBay Communities, Inc.
$ 1,500,000	1.900%	12/01/28	$ 1,336,291
ERP Operating LP
1,505,000	2.850	11/01/26	1,442,177
Healthcare Realty Holding LP
1,075,000	2.050	03/15/31	868,717
Kimco Realty Corp.
1,000,000	3.850	06/01/25	991,418
Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,694,735
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	999,643
Office Properties Income Trust
4,000,000	4.250	05/15/24	3,855,786
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,351,971
Physicians Realty LP
1,325,000	2.625	11/01/31	1,105,121
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,281,574
2,800,000	4.450	03/15/24	2,815,436
Realty Income Corp.
2,400,000	0.750	03/15/26	2,145,698
2,400,000	3.950	08/15/27	2,390,969
SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,491,827
1,575,000	2.836	01/15/25	1,523,397
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	3,880,402
Simon Property Group LP
2,815,000	3.750	02/01/24	2,820,366
STORE Capital Corp.
2,000,000	4.500	03/15/28	1,982,115
Sun Communities Operating LP
1,000,000	2.700	07/15/31	833,640
Ventas Realty LP
2,910,000	3.500	02/01/25	2,865,325

			42,676,608

Retail(a) – 0.1%
Advance Auto Parts, Inc.
1,135,000	1.750	10/01/27	994,641

Semiconductors(a) – 0.9%
Broadcom, Inc.(b)
1,000,000	1.950	02/15/28	879,340
3,500,000	3.469	04/15/34	3,001,267
QUALCOMM, Inc.
2,930,000	3.250	05/20/27	2,931,940
Texas Instruments, Inc.
2,925,000	3.875	03/15/39	2,888,762

			9,701,309

Software(a) – 0.5%
Fidelity National Information Services, Inc.
2,500,000	1.150	03/01/26	2,269,156
Salesforce, Inc.
1,000,000	2.900	07/15/51	808,232

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
salesforce.com, Inc.
$ 2,850,000	1.950%		07/15/31	$ 2,532,600

				5,609,988

Telecommunications – 1.0%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,582,040
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
1,375,003	4.738		03/20/25	1,381,713
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	4,867,910

				10,831,663

Transportation – 1.1%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,300,930
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,408,165
1,310,000	2.450	(a)	05/01/50	946,317
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,187,851
2,500,000	6.125	(a)(e)	09/15/15	2,777,383
Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,016,826
1,500,000	4.700		05/01/48	1,491,283
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	508,413

				11,637,168

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,203,855

TOTAL CORPORATE OBLIGATIONS (Cost $534,155,580)				$ 496,548,252

Asset-Backed Securities – 18.1%
Automotive(b) – 2.9%
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 2,180,000	2.970%		03/20/24	$ 2,171,231
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,140,582
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360		03/20/26	10,635,294
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380		08/20/27	3,755,529
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020		02/20/27	1,929,775
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190		07/15/31	4,947,222

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(b) – (continued)
Hertz Vehicle Financing III LP Series 2021-2A, Class A
$ 2,800,000	1.680%	12/27/27	$ 2,533,036

			30,112,669

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,838,028

Home Equity – 0.3%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
434,218	3.039	01/25/35	426,837
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(f)
132,592	3.907	05/25/34	131,039
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
137,208	4.250	09/25/33	129,133
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
1,746,117	2.934	12/25/34	1,697,504
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
429,008	5.140	11/25/35	426,330
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
838,009	7.490	07/25/29	795,298

			3,606,141

Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
103,418	4.864	07/15/38	101,927

Other – 14.0%
AFN LLC Series 2019-1A, Class A1(b)
4,870,646	3.780	05/20/49	4,768,046
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,225,652
Beacon Container Finance LLC(b)
2,775,000	2.250	10/22/46	2,513,232
BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	893,574
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
5,065,000	2.220	09/25/45	4,613,378
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(f)
666,340	5.907	06/25/32	622,495
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
3,288,373	2.719	12/25/33	3,089,746
CLI Funding LLC Series 2018-1A, Class A1(b)
3,330,133	2.720	01/18/47	3,035,446
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,181,271	2.090	07/20/51	2,824,133
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M USD LIBOR + 0.400%)
376,816	2.659	02/25/37	341,970
DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,980,000	2.493	11/20/51	3,466,003

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
$ 4,000,000	1.760%	04/15/49	$ 3,521,163
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,207,500	4.118	07/25/47	6,018,289
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
2,729,375	2.791	10/20/51	2,317,976
FCI Funding LLC Series 2021-1A, Class A(b)
1,221,872	1.130	04/15/33	1,191,791
GBX Leasing Series 2022-1, Class A(b)
1,659,306	2.870	02/20/52	1,510,218
Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
4,247,250	2.260	11/19/40	3,911,228
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
1,520,396	3.874	08/25/44	1,499,490
Home Partners of America Trust Series 2019-1, Class A(b)
6,392,789	2.908	09/17/39	6,098,730
Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,980,000	3.445	02/26/52	3,693,384
Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,735,889
LFS 2021B LLC Series 2021-B, Class A(b)
2,307,050	2.400	12/15/33	2,190,475
LFS LLC Series 2021-A, Class A(b)
860,775	2.460	04/15/33	828,107
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
135,538	2.879	08/25/33	129,515
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,001,428	2.980	01/15/45	1,953,560
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,861,135	4.060	01/15/45	4,585,232
NP SPE II LLC Series 2016-1A, Class A1(b)
1,544,169	4.164	04/20/46	1,508,965
OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,372,595
PACEWell 5 Trust Series 2021-1, Class A(b)
2,726,397	2.628	10/10/59	2,445,084
PEAR Series 2020-1, Class A(b)
2,745,402	3.750	12/15/32	2,669,438
Progress Residential Trust Series 2020-SFR2, Class A(b)
1,000,000	2.078	06/17/37	955,161
Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,660,533
ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,950,000	2.841	01/30/51	3,392,655
SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,975,000	2.394	04/25/51	1,680,512
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
473,652	0.990	11/20/37	447,576
STAR Trust Series 2021-SFR1, Class A(b)(c) (1M USD LIBOR + 0.600%)
3,324,227	2.756	04/17/38	3,214,560
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
6,148,797	3.242	01/01/31	6,099,519

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
$ 166,908	3.384%	06/25/33	$ 165,830
Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,915,375	1.946	08/25/51	1,687,815
Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,849,178	4.163	07/15/40	4,353,801
Tif Funding II LLC Series 2020-1A, Class A(b)
1,958,833	2.090	08/20/45	1,776,211
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,800,804
Towd Point Mortgage Trust Series 2018-2, Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,273,778
Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	9,317,306
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,313,885	3.820	04/17/49	4,257,396
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,828,797
Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,276,042	2.110	09/20/45	4,753,357
Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
443,333	1.860	03/20/46	392,520
TVEST 2021A LLC Series 2021-A, Class A(b)
1,900,076	2.350	09/15/33	1,840,426
Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,536,077
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,745,000	3.783	06/15/49	2,640,232
Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,237,500	2.370	06/15/51	1,062,149

			147,711,819

Student Loan – 0.7%
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
172,560	2.850	05/27/42	172,315
Massachusetts Educational Financing Authority Series 2018-A, Class A
1,527,936	3.850	05/25/33	1,543,033
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
1,058,248	2.650	12/15/28	1,049,622
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
107,769	3.190	02/18/42	107,613
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
108,549	2.740	10/25/32	108,432
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
2,316,578	3.590	01/25/48	2,279,740
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
1,356,741	3.759	01/25/36	1,347,740

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
$ 788,179	2.224%	01/25/46	$ 783,351

			7,391,846

TOTAL ASSET-BACKED SECURITIES (Cost $203,249,284)			$ 190,762,430

Mortgage-Backed Obligations – 13.9%
Collateralized Mortgage Obligations – 12.8%
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
$ 181,020	3.500%	03/25/46	$ 172,576
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,068
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
3,510,323	2.500	06/25/51	3,101,774
Bayview MSR Opportunity Master Fund Trust Series 2021-INV2-6, Class A1(b)(c)(g)
9,380,929	3.000	10/25/51	8,627,528
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
826,087	2.874	11/25/35	632,864
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
171,195	5.750	01/25/34	154,719
CAFL Issuer LLC Series 2022-RTL1, Class A1(f)
2,000,000	4.250	05/28/29	1,923,677
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
362,392	6.750	08/25/34	349,726
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(g)
2,452	3.058	12/25/35	2,454
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
27,941	3.014	04/25/37	27,187
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
12,243	5.250	09/25/19	12,303
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,899	6.500	08/25/32	2,891
Countrywide Home Loans Trust Series 2005-27, Class 2A1
355,307	5.500	12/25/35	180,430
Countrywide Home Loans Trust Series 2005-6, Class 2A1
79,807	5.500	04/25/35	67,692
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
458,422	2.799	03/25/35	420,621
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
102,535	5.250	07/25/33	98,917
CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
3,800,029	2.500	07/25/28	3,605,100
CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
428,833	3.500	10/25/47	408,600
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
532,695	3.000	06/25/43	504,581

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 1579, Class PM
$ 5,992	6.700%	09/15/23	$ 6,050
FHLMC REMIC Series 2103, Class TE
18,892	6.000	12/15/28	20,111
FHLMC REMIC Series 2110, Class PG
99,713	6.000	01/15/29	105,263
FHLMC REMIC Series 2391, Class Z
289,028	6.000	12/15/31	309,426
FHLMC REMIC Series 2603, Class C
12,658	5.500	04/15/23	12,682
FHLMC REMIC Series 4088, Class EP
87,404	2.750	09/15/41	87,156
FHLMC REMIC Series 4272, Class DG
192,510	3.000	04/15/43	191,658
FHLMC REMIC Series 4370, Class PA
98,049	3.500	09/15/41	98,386
FHLMC REMIC Series 4792, Class AC
177,487	3.500	05/15/48	175,467
FHLMC REMIC Series 4841, Class VH
478,795	4.500	10/15/37	478,140
FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	5,636,305
FHLMC REMIC Series 5081, Class QA
692,292	2.000	12/25/50	634,267
FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	3,570,642
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
617,252	5.500	05/25/35	454,327
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
170,981	3.500	04/25/48	169,059
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
1,091,467	3.500	10/25/49	1,052,343
Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(g)
3,613,886	2.500	09/25/51	3,206,862
FNMA REMIC Series 2001-45, Class WG
30,086	6.500	09/25/31	31,866
FNMA REMIC Series 2003-117, Class KB
1,303,952	6.000	12/25/33	1,424,059
FNMA REMIC Series 2003-14, Class AP
7,911	4.000	03/25/33	7,937
FNMA REMIC Series 2004-53, Class NC
25,348	5.500	07/25/24	25,477
FNMA REMIC Series 2015-2, Class PA
1,239,250	2.250	03/25/44	1,204,777
FNMA REMIC Series 2015-30, Class JA
991,325	2.000	05/25/45	923,910
FNMA REMIC Series 2016-16, Class PD
518,951	3.000	12/25/44	509,004
FNMA Series 2003-W6, Class 3A
55,902	6.500	09/25/42	59,899
GCAT Trust Series 2022-HX1, Class A1(b)(c)(g)
6,541,351	2.885	12/27/66	6,262,476
GNMA REMIC Series 2015-167, Class KM
90,387	3.000	12/20/43	89,347
GNMA REMIC Series 2015-94, Class AT
506,228	2.250	07/16/45	486,284

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2016-129, Class W
$ 184,404	2.500%	07/20/46	$ 176,296
GNMA REMIC Series 2018-37, Class KT
557,255	3.500	03/20/48	552,276
GNMA REMIC Series 2021-116, Class LG
9,375,892	2.000	06/20/51	8,786,093
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(g)
7,400,290	2.500	04/25/52	6,537,157
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(g)
10,404,812	2.500	04/25/52	9,196,137
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
245,805	2.599	12/25/34	231,807
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
53,720	3.038	06/25/34	52,721
Impac CMB Trust Series 2003-2F, Class A(f)
104,006	5.730	01/25/33	104,036
Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD LIBOR + 0.640%)
180,225	2.899	09/25/34	176,599
Impac CMB Trust Series 2004-4, Class 2A2(f)
1,125,717	5.356	09/25/34	1,143,358
Impac Secured Assets Corp. Series 2004-2, Class A6(f)
50	4.985	08/25/34	50
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(g)
3,333,289	2.493	02/25/67	3,152,822
J.P. Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(g)
11,104,832	2.500	05/25/52	9,809,620
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
754,736	6.000	03/25/36	478,876
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
108,107	3.162	04/25/37	96,488
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
477,152	3.317	07/25/43	460,117
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
593,942	3.000	06/25/29	568,494
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
1,160,184	3.500	08/25/47	1,109,607
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
149,978	3.500	11/25/48	144,666
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
601,506	3.500	12/25/48	578,785
JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
2,710,759	2.500	12/25/51	2,380,982
JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
4,164,746	2.500	11/25/51	3,868,724
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
204,038	1.559	07/25/33	193,537
Master Alternative Loans Trust Series 2004-4, Class 1A1
45,006	5.500	05/25/34	43,928
Master Alternative Loans Trust Series 2004-4, Class 8A1
387,996	6.500	05/25/34	381,468
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
25,444	3.500	03/25/48	25,294

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
$ 86,731	2.184%	03/25/33	$ 78,573
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
341,783	5.138	11/25/35	229,552
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
496,524	6.000	08/25/37	240,236
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(g)
4,623,740	2.500	06/25/51	4,128,985
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
2,487,770	4.000	08/27/57	2,438,277
OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
162,741	4.000	05/27/49	158,932
Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
4,277,984	2.500	06/25/51	3,973,914
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c) (1M USD LIBOR + 2.250%)
17,751	3.963	05/25/38	17,371
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
4,516,003	2.500	07/25/51	4,188,241
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
174,885	4.054	11/25/21	119,141
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
3,236	5.621	07/25/35	3,238
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
108,665	2.759	07/25/35	80,126
Residential Asset Securitization Trust Series 2004-A6, Class A1
5,811	5.000	08/25/19	5,248
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
51,730	5.500	11/25/35	44,640
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
2,046,360	3.000	07/25/56	2,008,690
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,247,571
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
178,792	2.746	11/20/34	163,797
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
515,336	1.874	02/25/43	464,924
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
1,162,141	2.500	05/25/43	1,069,962
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
597,625	3.000	11/25/30	568,429
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
606,251	3.500	11/25/46	565,977
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
496,009	3.500	08/25/47	469,197
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
1,188,376	3.500	09/25/47	1,131,916
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
420,943	3.500	02/25/48	393,130

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
$ 650,012	3.500%		10/25/47	$ 616,881
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
140,580	2.792		10/25/34	137,038
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
33,062	2.661		04/25/34	32,961
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
124,174	2.686		10/25/33	122,021
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
88,916	3.027		11/25/33	88,253
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
79,402	2.604		11/25/33	74,593
UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(g)
11,341,034	2.500		12/25/51	10,021,335
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(g)
319,958	2.500		06/25/51	282,982
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
1,095,393	3.500		08/20/45	1,041,940
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
800,894	3.500		01/20/46	764,464

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,754,153)				$ 134,755,361

Commercial Mortgage Obligations – 0.4%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 775,620	3.147%		02/10/47	$ 771,370
GNMA REMIC Series 2013-68, Class B(c)(g)
686,860	2.500		08/16/43	672,508
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
892,495	2.579		03/10/49	884,058
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
2,330,974	2.739		04/15/48	2,327,909

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $4,724,500)				$ 4,655,845

Federal Agencies – 0.7%
FHLMC
$ 52,317	7.000%		05/01/26	$ 53,767
9,991	7.500		12/01/30	11,057
18,123	7.500		01/01/31	19,701
35,758	7.000		08/01/31	39,279
412,258	5.000		05/01/33	433,343
554,190	4.000		06/01/42	571,539
400,947	3.000		06/01/45	384,309
(1 Year CMT + 2.229%),
41,705	3.215	(c)	05/01/34	42,942
(12M USD LIBOR + 1.600%),
873,632	2.707	(c)	07/01/45	865,380
(12M USD LIBOR + 1.841%),
68,841	2.090	(c)	01/01/36	68,676
FNMA
414,905	2.500		05/01/28	407,736
1,142	8.000		07/01/28	1,145

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA (continued)
$ 232,244	4.500%		01/01/48	$ 233,746
896,939	2.500		06/01/51	827,911
(12M USD LIBOR + 1.597%),
134,446	2.672	(c)	12/01/45	137,903
(12M USD LIBOR + 1.760%),
41,097	2.260	(c)	02/01/35	41,028
(6M USD LIBOR + 1.413%),
13,902	1.663	(c)	02/01/33	13,788
GNMA
6,222	7.500		08/20/25	6,392
29,527	7.500		07/20/26	30,849
10,362	6.500		04/15/31	10,928
62,776	6.500		05/15/31	66,209
830,251	2.500		06/20/31	790,750
17,995	5.000		02/20/49	18,147
UMBS
3,742	6.500		03/01/26	3,965
9,180	6.500		10/01/28	9,618
8,640	7.500		09/01/29	8,648
20,790	7.000		03/01/31	21,159
2,090	7.500		03/01/31	2,184
12,798	7.000		11/01/31	12,986
22,705	7.000		01/01/32	22,818
34,688	6.000		12/01/32	36,245
993,538	3.500		08/01/35	1,021,858
872,455	5.000		08/01/48	924,143

				7,140,149

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $159,861,406)				$ 146,551,355

Municipal Bond Obligations – 10.1%
California – 1.7%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
$ 5,000,000	0.000%		08/01/38	$ 2,789,347
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536		10/01/29	2,899,260
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649		11/01/31	3,337,609
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(a)
1,730,000	3.223		08/01/38	1,591,466
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507		08/01/43	3,751,691
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414		08/01/27	3,569,076

				17,938,449

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800		06/01/23	714,654

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
$3,500,000	3.743%	09/15/25	$ 3,549,384

Florida(a) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,638,601
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,332,215

			2,970,816

Hawaii(a) – 0.3%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,872,592

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,112,014
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,500,121

			5,612,135

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,582,911
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,116,476
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,050,839

			4,750,226

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	851,357

Kentucky – 1.1%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,947,228
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,728,084
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,820,042

			11,495,354

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,914,444

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
$ 1,750,000	3.879%	05/01/27	$ 1,788,321
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,982,953

			3,771,274

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,460,282
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,656,635

			4,116,917

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,999,885
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,829,301

			5,829,186

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,600,558

New Jersey(a) – 0.4%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,842,351

New York(a) – 0.7%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,610,709
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,635,078
New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	1,935,662

			7,181,449

Ohio – 0.7%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,488,078
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,171,589
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,700,104

			7,359,771

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
$ 495,000	4.220%	06/30/30	$ 509,977
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,301,018

			1,810,995

Pennsylvania(a) – 0.5%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,538,976
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,443,796

			4,982,772

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,918,801

Texas – 0.7%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,159,320
City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	4,833,196

			6,992,516

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,995,551

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $108,799,848)			$ 106,071,552

U.S. Treasury Obligations – 8.7%
United States Treasury Bonds
$ 5,000,000	1.750%	08/15/41	$ 3,941,602
3,000,000	3.125	08/15/44	2,932,383
2,125,000	2.500	02/15/45	1,861,699
5,000,000	2.500	02/15/46	4,382,227
7,000,000	2.250	08/15/49	5,956,289
United States Treasury Inflation Indexed Bond
9,051,840	0.750	02/15/42	8,970,338
United States Treasury Inflation Indexed Note
6,048,050	0.375	01/15/27	6,159,856
United States Treasury Notes
6,000,000	1.625	04/30/23	5,939,297
5,000,000	1.375	08/31/23	4,915,625
12,500,000	0.125	09/15/23	12,109,863
2,500,000	0.250	11/15/23	2,415,332
5,000,000	2.250	01/31/24	4,947,266
10,000,000	2.125	03/31/24	9,864,453
6,000,000	2.875	05/31/25	6,002,109
5,000,000	1.500	08/15/26	4,758,398
2,000,000	2.250	02/15/27	1,957,187

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$ 5,000,000	1.375%	11/15/31	$ 4,483,594

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,685,106)			$ 91,597,518

Agency Debentures – 1.2%
FHLMC
$ 5,250,000	0.250%	11/06/23	$ 5,076,599
FNMA(a)
6,400,000	0.420	11/18/24	6,026,106
1,500,000	0.400	11/25/24	1,411,078

TOTAL AGENCY DEBENTURES (Cost $13,147,615)			$ 12,513,783

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund - Premier Class
$ 6,612,950	1.883%	$ 6,612,950
(Cost $6,612,950)

TOTAL INVESTMENTS – 99.7% (Cost $1,122,511,789)		$1,050,657,840

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,419,040

NET ASSETS – 100.0%		$1,054,076,880

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2022.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2022. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
ASA	— Allmennaksjeselskap (Norwegian Public Company)
CMT	— Constant Maturity Treasury Indexes
AGM	— Insured by Assured Guaranty Municipal Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NV	— Naamloze Vennootschap (Dutch Public Company)
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
UMBS	— Uniform Mortgage Backed Securities

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 49.1%
Collateralized Mortgage Obligations – 38.5%
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
$ 1,482	2.496%	09/20/34	$ 1,420
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
53,147	2.458	11/25/33	48,759
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
420,434	1.747	09/25/51	390,581
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
14,762	2.750	11/25/34	13,767
BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
486,589	2.034	06/25/56	445,716
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
259,785	0.941	02/25/49	242,468
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
400,879	0.970	03/25/60	384,004
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
190,960	1.724	02/25/55	184,462
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
14,671	3.394	09/25/34	13,728
Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
374,147	0.938	05/25/66	322,195
Fannie Mae Grantor Trust Series 2011-T2, Class A1
478,949	2.500	08/25/51	456,454
FHLMC REMIC Series 3753, Class AS
266,878	3.500	11/15/25	267,920
FHLMC REMIC Series 5072, Class MY
704,347	1.000	12/25/50	592,369
FHLMC REMIC PAC Series 2022, Class PE
4,645	6.500	01/15/28	4,897
FHLMC REMIC PAC Series 2109, Class PE
13,294	6.000	12/15/28	14,087
FHLMC REMIC PAC Series 23, Class PK
7,122	6.000	11/25/23	7,196
FHLMC REMIC Series 2010-109, Class M
365,384	3.000	09/25/40	359,201
FHLMC REMIC Series 3816, Class HA
687,195	3.500	11/15/25	689,951
FHLMC REMIC Series 4561, Class BA
381,750	3.500	09/15/42	383,337
FHLMC REMIC Series 5005, Class CA
9,736	2.000	04/25/41	9,704
FHLMC REMIC Series 5131, Class MA
703,047	1.500	04/25/49	650,509
FHLMC REMIC Series 5140, Class H
909,335	2.000	08/25/46	851,701
FHLMC REMIC Series 5144, Class PC
939,320	1.500	09/25/51	856,918
FNMA REMIC Series 1993-182, Class FA(a) (10 Year CMT - 0.650%)
654	2.300	09/25/23	654
FNMA REMIC Series 2003-117, Class KB
241,666	6.000	12/25/33	263,926

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2003-14, Class AP
$ 10,637	4.000%	03/25/33	$ 10,671
FNMA REMIC Series 2011-146, Class NB
26,420	4.000	09/25/41	26,186
FNMA REMIC Series 2012-100, Class WA
249,833	1.500	09/25/27	240,906
FNMA REMIC Series 2012-110, Class CA
212,982	3.000	10/25/42	207,887
FNMA REMIC Series 2012-118, Class EB
263,263	1.500	11/25/27	253,957
FNMA REMIC Series 2013-112, Class G
154,514	2.125	07/25/40	151,365
FNMA REMIC Series 2013-135, Class GA
329,456	3.000	07/25/32	328,143
FNMA REMIC Series 2013-16, Class FY(a) (1M USD LIBOR + 0.350%)
988,780	2.609	03/25/43	978,689
FNMA REMIC Series 2013-74, Class YA
182,523	3.000	05/25/42	181,587
FNMA REMIC Series 2015-15, Class CA
426,935	3.500	04/25/35	430,705
FNMA REMIC Series 2015-19, Class CA
157,471	3.500	01/25/43	157,980
FNMA REMIC Series 2015-2, Class PA
192,706	2.250	03/25/44	187,346
FNMA REMIC Series 2016-104, Class BA
264,310	3.000	01/25/47	259,762
FNMA REMIC Series 2016-24, Class TA
73,234	3.000	04/25/42	72,988
FNMA REMIC Series 2016-53, Class BV
529,517	3.500	11/25/27	532,756
FNMA REMIC Series 2016-96, Class A
328,646	1.750	12/25/46	313,808
FNMA REMIC Series 2017-46, Class EA
185,089	3.500	12/25/50	185,656
FNMA REMIC Series 2017-7, Class JA
176,026	2.000	02/25/47	162,610
FNMA REMIC Series 2019-10, Class PT
285,869	3.500	03/25/49	286,976
FNMA REMIC Series 2020-35, Class MA
364,791	2.000	12/25/43	351,970
FNMA REMIC Series 2020-56, Class AH
715,066	2.000	05/25/45	690,383
FNMA REMIC Series 2021-28, Class YG
747,866	2.000	03/25/47	703,931
FNMA REMIC Series 2021-45, Class CB
592,515	2.000	02/25/44	571,348
FNMA REMIC Series 2021-56, Class HE
642,325	1.250	09/25/51	582,667
GCAT 2021-NQM6 Trust Series 2021-NQM6, Class A1(a)(b)(c)
439,849	1.855	08/25/66	402,120
GNMA REMIC Series 2009-65, Class AF
9,589	4.000	07/20/39	9,654
GNMA REMIC Series 2010-14, Class PA
4,519	3.000	02/20/40	4,503
GNMA REMIC Series 2012-13, Class EG
229,395	2.000	10/20/40	226,815

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2013-188, Class LE
$ 555,855	2.500%	11/16/43	$ 542,018
GNMA REMIC Series 2014-131, Class DM
75,260	3.000	02/20/44	74,766
GNMA REMIC Series 2015-65, Class BD
255,066	2.250	05/20/45	242,240
GNMA REMIC Series 2015-94, Class AT
226,150	2.250	07/16/45	217,240
GNMA REMIC Series 2019-21, Class MA
309,209	3.500	09/20/47	311,731
GNMA REMIC Series 2021-59, Class PG
598,659	2.000	04/20/51	559,307
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
181,090	1.382	09/27/60	168,955
464,575	1.017	07/25/61	425,713
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1M USD LIBOR + 0.440%)
39,832	2.699	05/25/35	33,338
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
175,761	2.891	01/25/36	174,742
Homeward Opportunities Fund I Trust Series 2020-2, Class A1(a)(b)(c)
35,589	1.657	05/25/65	35,254
Impac CMB Trust Series 2003-2F, Class A(d)
64,385	5.730	01/25/33	64,404
Impac CMB Trust Series 2003-8, Class 2A1(a) (1M USD LIBOR + 0.900%)
3,009	3.159	10/25/33	2,984
Impac CMB Trust Series 2004-7, Class 1A1(a) (1M USD LIBOR + 0.740%)
22,372	2.999	11/25/34	22,123
Impac CMB Trust Series 2005-2, Class 2A2(a) (1M USD LIBOR + 0.800%)
42,482	3.059	04/25/35	38,436
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a) (1M USD LIBOR + 0.700%)
83,684	2.959	05/25/36	77,020
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
28,507	3.351	10/25/34	26,637
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
109,670	3.500	10/25/46	104,580
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1M USD LIBOR + 0.540%)
69,395	2.799	12/25/35	64,118
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
32,222	2.679	04/21/34	31,094
MFA 2021-INV2 Trust Series 2021-INV2, Class A1(a)(b)(c)
937,495	1.906	11/25/56	850,146
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
284,569	1.153	04/25/65	262,944
MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
297,462	1.029	11/25/64	266,628
MortgageIT Trust Series 2005-1, Class 1A1(a) (1M USD LIBOR + 0.640%)
168,763	2.899	02/25/35	165,134

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
MortgageIT Trust Series 2005-1, Class 1A2(a) (1M USD LIBOR + 0.780%)
$ 145,161	3.039%		02/25/35	$ 142,478
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
661,612	2.750		07/25/59	636,783
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
11,292	3.029		09/25/34	10,952
Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1M USD LIBOR + 0.660%)
21,787	2.786		06/20/33	21,151
Sequoia Mortgage Trust Series 2010, Class 1A(a) (1M USD LIBOR + 0.800%)
10,807	2.926		10/20/27	10,558
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
112,648	2.686		10/25/33	110,694
Towd Point Mortgage Trust Series 2017-2, Class A1(a)(b)(c)
156,842	2.750		04/25/57	155,624
Vendee Mortgage Trust Series 1996-2, Class 1Z
22,602	6.750		06/15/26	23,655
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
392,837	1.031		02/25/66	350,317

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 22,193,057

Commercial Mortgage Obligation – 0.3%
GNMA REMIC Series 2010-141, Class B
$ 153,002	2.717%		02/16/44	$ 150,745

Federal Agencies – 10.3%
FHLMC
881	6.000		10/01/23	920
9,553	5.000		05/01/27	9,834
119,315	2.500		04/01/28	119,145
(12M USD LIBOR + 1.599%)
146,813	2.679	(a)	07/01/46	148,094
(12M USD LIBOR + 1.600%)
176,357	2.707	(a)	07/01/45	174,691
FNMA
298,001	3.500		10/01/26	297,599
162,766	3.500		12/01/27	164,692
189,061	2.500		03/01/28	185,807
424,174	2.500		05/01/28	416,798
218,309	3.000		05/01/28	215,254
262,275	2.500		07/01/28	256,591
238,798	3.000		09/01/28	239,722
155,146	2.500		01/01/30	149,400
214,928	3.500		10/01/32	218,922
285,988	3.000		08/01/33	273,980
(12M USD LIBOR + 1.596%)
68,420	2.672	(a)	12/01/45	70,180
GNMA
(1 Year CMT + 1.500%)
25	2.000	(a)	11/20/24	25
85	3.000	(a)	12/20/24	84
1,684	1.875	(a)	04/20/26	1,686
1,368	1.625	(a)	08/20/26	1,351
2,471	2.625	(a)	01/20/28	2,473
UMBS
227,405	3.000		11/01/26	227,836
185,893	3.000		12/01/26	186,069
3,878	7.000		11/01/31	3,935

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS – (continued)
$ 243,042	5.000%	02/01/32	$ 251,048
61,089	6.000	07/01/33	63,833
388,216	3.500	07/01/34	399,273
820,373	2.500	07/01/35	800,816
228,399	3.500	08/01/35	234,910
881,247	2.000	10/01/35	840,588

TOTAL FEDERAL AGENCIES			$ 5,955,556

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $29,689,625)			$28,299,358

U.S. Treasury Obligations – 38.9%
United States Treasury Bills(e)
$ 2,400,000	0.000%	11/03/22	$ 2,384,675
1,900,000	0.000	01/26/23	1,873,818
United States Treasury Inflation Indexed Notes
1,176,340	0.625	04/15/23	1,187,965
1,252,270	0.625	01/15/24	1,269,260
United States Treasury Notes
750,000	0.125	04/30/23	734,209
700,000	0.375	08/15/24	665,055
500,000	1.375	10/15/22	499,028
700,000	0.125	05/15/23	684,660
1,500,000	0.125	07/15/23	1,460,214
1,000,000	0.250	05/15/24	953,555
1,000,000	1.500	11/30/24	969,023
750,000	2.125	11/30/24	737,109
950,000	1.000	12/15/24	909,477
500,000	1.125	02/28/25	478,574
3,000,000	0.500	03/31/25	2,819,180
5,140,000	0.375	04/30/25	4,804,093

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,168,836)			$22,429,895

U.S. Government Agency Obligations – 8.8%
FHLB
$ 600,000	3.000%	12/09/22	$ 600,263
775,000	0.500	04/14/25	728,076
FHLMC
700,000	2.350 (f)	03/25/25	689,191
1,000,000	0.375	07/21/25	929,190
FNMA
500,000	2.000	10/05/22	499,601
1,000,000	0.625	04/22/25	940,756
750,000	0.500	06/17/25	701,141

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,330,497)			$ 5,088,218

Shares	Dividend Rate		Value

Investment Company – 3.8%
State Street Institutional US Government Money Market Fund - Premier Class
2,210,619	1.883%		$ 2,210,619
(Cost $2,210,619)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debenture(f) – 1.0%
Federal Farm Credit Banks Funding Corp.
$ 600,000	2.920%	05/16/24	$ 597,809

TOTAL AGENCY DEBENTURE (Cost $600,000)			$ 597,809

Asset-Backed Securities(a) – 1.0%
Home Equity – 0.8%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2 (1M USD LIBOR + 1.080%)
$ 301,327	3.339%	03/25/33	$ 295,840
Terwin Mortgage Trust Series 2004-7HE, Class A3(c) (1M USD LIBOR + 1.400%)
154,817	3.659	07/25/34	149,846
Terwin Mortgage Trust Series 2004-9HE, Class A1(c) (1M USD LIBOR + 0.800%)
40,121	3.059	09/25/34	37,496

			483,182

Other – 0.2%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4 (1M USD LIBOR + 0.900%)
111,391	3.159	11/25/34	105,099

TOTAL ASSET-BACKED SECURITIES (Cost $555,799)			$ 588,281

TOTAL INVESTMENTS – 102.6% (Cost $61,555,376)			$59,214,180

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%			(1,506,462)

NET ASSETS – 100.0%			$57,707,718

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. The interest rate shown reflects the rate as of July 31, 2022.

(b) Rate shown is that which is in effect on July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2022. Maturity date disclosed is the ultimate maturity.

(e) Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f) Security with “Call” features with resetting interest rates.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage-Backed Securities

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.3%
Alabama – 1.6%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$ 1,781,062
1,705,000	5.000		09/01/26	1,915,625
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,581,982

				6,278,669

Alaska – 1.5%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1 (AA+/Aa1)(a)
2,375,000	2.000		12/01/32	2,109,283
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,046,176
1,000,000	5.000		10/01/25	1,093,214
1,000,000	5.000	(a)	10/01/28	1,131,035
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	481,492

				5,861,200

Arizona – 0.8%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,181,387
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/23	1,029,192
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,113,892

				3,324,471

Arkansas – 1.7%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,067,484
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	369,433
500,000	2.280		09/01/26	476,943
250,000	2.400	(a)	09/01/27	235,844
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	646,214
650,000	3.000		11/01/29	659,627
675,000	3.000	(a)	11/01/30	680,360
690,000	3.000	(a)	11/01/31	692,076
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	562,206
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	684,329
635,000	4.000		03/01/32	669,153

				6,743,669

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – 1.7%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
$ 450,000	5.400%	08/01/26	$ 510,554
Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)
1,345,000	3.000	08/01/36	1,304,033
San Bernardino County Flood Control District (Refunding) Series 2021(AA+/Aa1)(a)(b)(c)(d)
5,000,000	1.200	08/01/37	5,000,000

			6,814,587

Colorado – 2.0%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	584,669
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	482,079
850,000	4.000	11/01/32	907,553
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,041,732
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	302,207
280,000	2.075	11/01/24	271,423
250,000	2.125	05/01/25	241,081
250,000	2.175	11/01/25	240,358
Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(b)(c) (1M USD LIBOR 0.67+ 0.500%)
2,400,000	1.648	02/01/23	2,403,002
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000	12/01/36	487,310
South Suburban Park & Recreation District Certification of Participation Series 2021(AA-/NR)(a)
1,175,000	4.000	12/15/41	1,221,622

			8,183,036

Connecticut – 1.7%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(e)
560,000	3.250	11/15/24	573,513
830,000	3.750	11/15/27	857,283
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000	11/15/27	372,639
450,000	5.000	11/15/28	513,151
450,000	5.000	11/15/29	517,816
385,000	5.000	11/15/30	445,954
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860	11/15/24	318,557
530,000	1.900	05/15/25	508,450
765,000	1.950	11/15/25	729,950
500,000	2.090	05/15/26	476,121

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – (continued)
State of Connecticut GO Bonds (Refunding) Series B (A+/Aa3)(a)
$ 1,555,000	3.000%		06/01/32	$ 1,553,668

				6,867,102

Florida – 1.6%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	927,381
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	721,396
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
555,000	2.000		07/01/27	542,645
515,000	2.050		01/01/28	503,421
535,000	2.100		07/01/28	523,463
540,000	2.125	(a)	01/01/29	528,604
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	745,671
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,078,195

				6,570,776

Georgia – 1.0%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
20,000	5.500		08/01/23	20,252
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,098,141
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	588,494
500,000	5.000		06/15/31	592,835
600,000	5.000	(a)	06/15/32	706,460
700,000	5.000	(a)	06/15/33	819,845

				3,826,027

Idaho(a) – 0.3%
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	526,379
750,000	4.000		07/15/37	778,231

				1,304,610

Illinois – 14.6%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	690,167
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,528,873
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,196,391

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
$ 500,000	3.300%		01/01/24	$ 498,428
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,012,607
DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	552,565
1,365,000	3.000	(a)	12/30/38	1,269,055
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	538,118
550,000	3.000		01/01/25	562,862
1,140,000	5.000		01/01/26	1,253,780
525,000	5.000	(a)	01/01/28	590,447
Governors State University Revenue Bonds (Refunding) Series 2021(AA/NR)(a)
805,000	4.000		10/01/34	826,616
855,000	4.000		10/01/36	873,165
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,562,991
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	534,004
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,743,944
Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A2)
800,000	5.000		02/01/23	813,508
1,035,000	5.000		02/01/24	1,084,071
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000		02/01/24	1,165,161
1,000,000	5.000		02/01/25	1,074,277
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,039,707
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,566,303
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	1,024,847
Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000		04/01/32	786,908
815,000	3.000		04/01/33	818,700
Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000		01/01/24	1,253,817
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	532,283
515,000	4.000		12/15/35	552,701
535,000	4.000		12/15/36	573,043
555,000	4.000		12/15/37	593,628
580,000	4.000		12/15/38	619,918
600,000	4.000		12/15/39	641,503
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000		01/01/24	839,606
765,000	4.000		01/01/25	802,120
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000		12/01/23	869,140
685,000	4.000		12/01/24	717,212

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2) – (continued)
$ 735,000	4.000%	12/01/25	$ 782,185
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	883,578
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (A+/Aa3)(a)
2,000,000	4.000	04/01/33	2,011,467
Village of Palos Park IL GO Bonds Series 2022 (NR/Aa2)(a)
540,000	3.500	12/01/38	516,875
595,000	3.500	12/01/41	557,695
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,061,668
1,825,000	4.000	12/01/38	1,894,383
Whiteside & Lee Counties Community Unit School District No 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	741,642
660,000	4.000	12/01/34	699,810
Will County Community Unit School District No 201-U Crete-Monee GO Bonds Series D (AA/NR)
895,000	5.000	01/01/23	907,481
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(f)
4,770,000	0.000	11/01/23	4,673,528
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	842,361
905,000	5.000	12/30/28	1,041,214
960,000	5.000	12/30/29	1,118,801
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	712,825
700,000	4.000	12/01/31	764,335
700,000	4.000	12/01/32	763,630
725,000	4.000	12/01/33	779,758

			58,355,702

Indiana – 8.4%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,913,272
County of Elkhart IN Building Corp. Revenue Bonds Series 2022 (AA/NR)(a)
2,950,000	3.000	12/01/33	2,902,451
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,387,831
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	851,106
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)(g)
1,935,000	4.000	12/15/36	2,020,591
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,057,575
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series A (A+/NR)(a)
585,000	3.000	07/15/33	577,903

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series B (A+/NR)(a)
$ 565,000	3.000%		07/15/32	$ 563,438
585,000	3.000		07/15/33	577,903
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	563,137
425,000	5.000		02/01/27	442,090
700,000	5.000		02/01/28	727,080
600,000	5.000		02/01/29	622,122
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	826,356
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	890,356
700,000	4.000	(a)	07/01/32	734,473
700,000	4.000	(a)	07/01/36	712,808
Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,154,001
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,052,527
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	558,599
400,000	3.000		08/01/35	383,061
700,000	3.000		08/01/37	659,055
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,040,550
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	896,989
910,000	3.000		08/01/30	915,989
940,000	3.000		08/01/31	940,818
485,000	4.000		08/01/32	523,015
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	561,240
500,000	5.000		07/15/32	559,654
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,098,365
750,000	5.000		07/15/31	823,510
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,627,027
1,670,000	3.000		08/01/34	1,663,249

				33,828,141

Iowa – 0.4%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	656,768
525,000	3.000	(a)	06/01/31	528,352
555,000	3.000	(a)	06/01/32	552,652
				1,737,772

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – 0.7%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(e)
$ 700,000	4.000%		09/01/33	$ 746,771
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(e)
1,015,000	5.000		09/01/30	1,112,479
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,132,172

				2,991,422

Kentucky – 4.0%
Appalachian Regional Healthcare Obligated Group Revenue Bonds(Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,928,231
855,000	5.000		07/01/31	976,263
1,275,000	5.000	(a)	07/01/32	1,438,454
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,072,756
Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)(g)
1,830,000	4.000		04/01/40	1,860,678
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	446,348
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,101,918
750,000	5.000	(a)	05/01/28	840,426
915,000	5.000	(a)	05/01/29	1,020,729
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	842,501
Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	1,016,729
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,059,282
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
610,000	5.000		06/01/23	627,036
690,000	5.000		06/01/24	728,547
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,230,388

				16,190,286

Louisiana – 1.8%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	909,114
860,000	3.000		11/01/29	878,754
890,000	3.000		11/01/30	902,458
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	518,869
530,000	4.000		03/01/25	558,642
550,000	4.000		03/01/26	587,763
570,000	4.000		03/01/27	620,997
450,000	4.000	(a)	03/01/28	490,133

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
$ 800,000	5.000%		05/15/30	$ 841,987
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,062,919

				7,371,636

Maine – 2.6%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	943,544
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,683,041
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,308
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,296,437
835,000	2.050		11/15/25	828,555
1,000,000	2.100		11/15/26	985,696
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	798,529
870,000	2.250		11/15/30	819,881
905,000	2.350		11/15/31	845,939
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
145,000	5.000		01/01/23	146,858
470,000	5.000		01/01/24	489,376
215,000	5.000	(a)	01/01/34	227,358
330,000	5.000	(a)	01/01/35	348,445

				10,528,967

Maryland(a) – 1.4%
Maryland State Economic Development Corp Revenue Bonds (Howard Hughes Medical Institute) Series A (AAA/Aaa)(b)(c)(d)
3,400,000	1.270		02/15/43	3,400,000
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa3)
2,000,000	2.800		03/01/26	2,028,724

				5,428,724

Massachusetts – 0.4%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	847,615
710,000	1.900		12/01/32	624,388
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	3.250		06/01/23	310,189

				1,782,192

Michigan – 5.4%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	771,813

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
$ 500,000	2.000%		05/01/25	$ 483,595
1,475,000	2.000		11/01/25	1,417,763
500,000	2.000		05/01/26	477,711
1,875,000	2.000		11/01/26	1,779,655
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	495,671
495,000	5.000		07/01/32	547,257
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	421,516
Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
925,000	4.000		05/01/23	940,680
1,135,000	4.000		05/01/24	1,176,959
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,314,184
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	965,267
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,130,736
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,557,043
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(e)
750,000	5.000		05/01/26	814,921
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	492,513
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	399,467
470,000	2.550	(a)	04/01/28	470,835
410,000	2.600	(a)	10/01/28	408,686
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,019,929
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,237,975
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	795,129
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	678,267
Zeeland Public Schools GO Bonds Series I (AA/NR)(a)
1,000,000	3.000		05/01/33	993,112

				21,790,684

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
235,000	1.700		07/01/26	229,027

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – 1.3%
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
$ 300,000	5.000%		11/01/29	$ 329,638
400,000	5.000		11/01/30	436,765
500,000	5.000		11/01/31	542,786
400,000	5.000		11/01/32	432,905
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,147,905
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	664,687
690,000	1.850		12/01/30	634,543
1,000,000	1.950	(a)	06/01/31	916,508

				5,105,737

Missouri – 1.5%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	916,668
1,825,000	4.000		04/01/29	1,973,312
810,000	4.000		04/01/30	873,947
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,455,966

				6,219,893

Nebraska – 0.9%
Citry of Omaha Public Facilities Corp. Revenue Bonds Series A (AA+/Aa2)(a)
860,000	3.000		04/15/34	845,418
1,070,000	3.000		04/15/35	1,040,491
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,774,185
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	29,350

				3,689,444

New Jersey – 2.3%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	761,030
500,000	4.000		06/15/27	548,073
500,000	4.000	(a)	06/15/28	543,682
760,000	4.000	(a)	06/15/29	821,007
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
495,000	3.150		06/15/25	503,333
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(f)
1,255,000	0.000		12/15/26	1,134,321
Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
1,000,000	2.000		05/15/33	842,563
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,530,000	4.000		12/01/23	1,578,624
690,000	4.000		12/01/26	750,296
705,000	4.000		12/01/27	775,565
730,000	4.000	(a)	12/01/28	795,803

				9,054,297

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Mexico – 2.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
$ 845,000	4.000%		06/01/29	$ 900,803
500,000	4.000		06/01/30	530,862
500,000	4.000		06/01/33	528,796
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
785,000	1.900		03/01/31	716,462
530,000	2.050	(a)	03/01/32	480,668
590,000	2.100	(a)	09/01/32	533,622
The University of New Mexico Series 2001 (AA-/Aa3)(a)(b)(c)(d)
3,465,000	1.250		06/01/26	3,465,000
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,694,867

				8,851,080

New York(a) – 1.0%
Little Falls City School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,305,000	2.250		02/01/33	1,183,205
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	518,876
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	789,730
915,000	2.850		12/01/33	810,539
940,000	3.000		12/01/34	832,614

				4,134,964

North Carolina – 0.6%
County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)(a)
865,000	3.000		06/01/35	827,539
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
660,000	3.200		01/01/29	669,639
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
350,000	4.000		06/01/23	356,170
480,000	4.000	(a)	06/01/25	487,603

				2,340,951

Ohio – 6.8%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	936,275
960,000	4.000		12/01/31	1,009,079
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	582,730
City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000		12/01/32	1,088,116
1,000,000	4.000		12/01/33	1,084,486

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
$ 995,000	4.000%		12/01/25	$ 1,063,858
935,000	5.000		12/01/27	1,074,113
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000		12/01/25	106,586
110,000	5.000		12/01/27	126,067
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,256,012
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	670,371
660,000	3.000		12/01/32	654,187
675,000	3.000		12/01/33	663,244
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	373,432
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000		10/01/27	877,285
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	658,561
500,000	4.000		12/01/29	520,702
Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,295,000	3.000		12/01/30	1,350,855
1,155,000	4.000		12/01/31	1,306,673
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	775,492
2,245,000	4.000		12/01/36	2,386,814
2,170,000	4.000		12/01/37	2,297,917
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,046,666
Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,014,666
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	376,380
Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,085,780
1,060,000	4.000		12/01/31	1,146,140
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	704,141

				27,236,628

Oklahoma – 2.1%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	933,058
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,462,860
1,770,000	4.000	(a)	12/01/30	1,910,170

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)
McClain County Independent School District No 5 Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
$ 1,810,000	4.000%	09/01/34	$ 1,960,570
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000	07/01/38	2,090,203

			8,356,861

Oregon(a) – 0.3%
State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375	01/01/34	1,321,395

Pennsylvania – 10.8%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000	11/15/34	339,846
685,000	3.000	11/15/35	672,781
720,000	3.000	11/15/36	706,492
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000	02/01/26	1,814,177
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000	02/01/23	1,381,928
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	491,734
685,000	4.000	02/15/36	721,115
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,117,666
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,790,000	4.000	02/15/23	1,813,829
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000	09/01/33	2,484,816
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,192,539
Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	760,608
1,300,000	3.000	10/15/36	1,231,092
Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	973,834
Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,000,000	3.000	04/01/34	988,126
1,400,000	3.000	04/01/35	1,368,828
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	543,873
525,000	5.000	06/01/27	575,588
525,000	5.000	06/01/28	577,628
535,000	5.000	06/01/29	593,431
425,000	5.000	06/01/30	473,745

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
$ 1,250,000	2.082%		03/01/24	$ 1,218,726
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000		08/15/42	484,835
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	739,043
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	319,346
400,000	2.533		12/01/27	379,266
350,000	2.633		12/01/29	323,742
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,365,918
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	535,926
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,042,087
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,225,173
Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
1,390,000	4.000		02/15/27	1,461,733
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,921,985
1,610,000	2.000		09/01/29	1,558,285
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	252,452
225,000	5.000		05/01/29	255,252
400,000	5.000		05/01/30	458,298
375,000	5.000		05/01/31	433,306
325,000	4.000	(a)	05/01/32	333,798
325,000	4.000	(a)	05/01/33	332,056
300,000	4.000	(a)	05/01/34	305,163
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	579,535
520,000	4.000		07/01/27	563,264
400,000	5.000	(a)	07/01/28	441,113
500,000	4.000	(a)	07/01/33	514,400
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,061,718
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	700,213
840,000	4.000	(a)	05/15/27	905,586
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	681,719

				43,217,614

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island(a) – 1.7%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
$ 1,600,000	5.000%		11/01/30	$ 1,853,209
760,000	4.000		11/01/32	829,203
980,000	4.000		11/01/33	1,061,490
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,121,496
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,819,009

				6,684,407

South Carolina – 0.6%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,191,563
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,067,339

				2,258,902

South Dakota – 0.6%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	30,394
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	774,873
825,000	5.000		09/01/24	874,361
605,000	5.000		09/01/25	653,268

				2,332,896

Tennessee – 0.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	559,586
600,000	5.000	(a)	07/01/29	668,230
500,000	5.000	(a)	07/01/30	552,925
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	126,470

				1,907,211

Texas – 9.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,077,566
1,000,000	4.000		08/15/31	1,069,043
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	790,569
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	570,894
485,000	4.000		12/01/32	506,335
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	1,069,068

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a) – (continued)
$ 1,000,000	4.000%		08/15/34	$ 1,049,279
1,000,000	4.000		08/15/35	1,041,092
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
430,000	5.000		09/01/27	467,792
980,000	5.000		09/01/28	1,061,314
City of Brownsville TX Utilities System Revenue Bonds Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	558,295
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	1,014,260
City of Corpus Christi TX Utility System Revenue Bonds (Refunding) Series 2020 (AA-/Aa3)(a)
1,770,000	3.000		07/15/40	1,601,485
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,134,463
900,000	5.000		07/01/30	1,030,652
1,200,000	5.000		07/01/31	1,382,272
City of Sherman TX Water & Sewer System Revenue Bonds Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,600,310
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000		08/15/28	2,728,709
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000		08/15/28	5,553,142
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
905,000	4.000		03/01/32	990,817
970,000	4.000	(a)	03/01/33	1,058,845
1,015,000	4.000	(a)	03/01/34	1,090,307
Houston Higher Education Finance Corp Revenue Bonds(William Marsh Rice University Project) Series B (AAA/Aaa)(a)(b)(c)(d)
1,500,000	1.300		05/15/48	1,500,000
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	324,688
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,053,993
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
710,000	0.000		02/15/25	649,302
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
1,350,000	4.000		12/15/32	1,503,167
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250		08/15/26	840,494
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000		09/01/31	940,792
870,000	4.000		09/01/32	924,866

				37,183,811

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
$ 1,000,000	5.000%	07/01/26	$ 1,093,272
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	549,054

			1,642,326

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	315,662
400,000	5.000	06/15/25	427,201
400,000	5.000	06/15/26	435,092
780,000	5.000	06/15/27	858,260
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	435,578
455,000	5.000	06/15/30	496,105
475,000	5.000	06/15/31	519,501

			3,487,399

Washington(a) – 0.5%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	909,012
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	538,611
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A+/A1)
150,000	5.000	10/01/30	170,088
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
305,000	3.450	12/01/30	304,929

			1,922,640

Wisconsin(a) – 1.3%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	556,377
765,000	4.000	03/01/31	815,416
540,000	4.000	03/01/32	571,342
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,951,851
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,187,116

			5,082,102

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $407,716,298)			$398,039,258

Shares	Dividend Rate	Value

Investment Company – 1.2%
State Street Institutional US Government Money Market Fund - Premier Class
4,826,021	1.883%	$ 4,826,021

TOTAL INVESTMENT COMPANY (Cost $4,826,021)		$4,826,021

TOTAL INVESTMENTS – 100.5% (Cost $412,542,319)		$402,865,279

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(2,072,692)

NET ASSETS – 100.0%		$400,792,587

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2022.

(c)	Rate shown is that which is in effect on July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(g)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.0%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%		12/01/31	$ 2,290,006

Alaska(a) – 0.6%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1 (AA+/Aa1)
2,375,000	2.000		12/01/32	2,109,283

California(b) – 0.6%
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000		08/01/29	1,959,237

Illinois(a) – 2.2%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250		05/15/39	2,341,877
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	3,002,309
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	531,510
500,000	4.000		12/01/35	530,334
500,000	4.000		12/01/36	528,711
515,000	4.000		12/01/37	539,409

				7,474,150

Indiana – 1.0%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	514,819
860,000	3.000		08/01/28	873,609
500,000	3.000	(a)	08/01/33	490,527
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue) – Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,593,066

				3,472,021

Kansas(a) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,430,835

Maine(a) – 1.3%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,828,692
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)
1,700,000	3.000		11/01/35	1,681,260

				4,509,952

Michigan(a) – 0.9%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,922,091

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 89.2%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
$ 760,000	4.000%		08/15/28	$ 822,713
645,000	4.000		08/15/29	693,431
825,000	4.000		08/15/30	881,884
555,000	4.000		08/15/31	590,625
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000		03/01/39	1,262,272
1,000,000	4.000		03/01/40	1,095,508
750,000	4.000		03/01/41	819,559
Brentwood MO Certificates of Participation Series 2018 (NR/NR)(a)
2,070,000	4.000		10/01/33	2,172,591
1,655,000	4.000		10/01/34	1,734,482
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000		03/01/31	974,055
750,000	4.000		03/01/37	786,335
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
730,000	4.000		03/01/25	768,703
745,000	4.000		03/01/26	795,350
915,000	4.000		03/01/28	996,120
City of Brentwood MO Certificates of Participation Series 2019 (NR/NR)(a)
1,415,000	4.000		10/01/36	1,474,736
1,735,000	4.000		10/01/38	1,790,867
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,452,755
1,850,000	4.000	(a)	10/01/30	2,003,417
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000		10/01/30	518,540
520,000	3.000		10/01/31	527,567
550,000	3.000		10/01/33	553,475
570,000	3.000		10/01/34	568,965
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000		03/01/31	1,160,894
1,230,000	4.000		03/01/34	1,283,967
750,000	4.000		03/01/37	775,116
530,000	4.000		03/01/40	542,394
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(a)
1,000,000	5.000		04/01/35	1,147,841
760,000	5.000		04/01/36	866,569
1,435,000	5.000		04/01/37	1,621,049
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	977,285
640,000	4.000		05/01/35	676,758
685,000	4.000		05/01/36	721,785
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,040,292
1,000,000	4.000		03/01/35	1,034,351
1,000,000	4.000		03/01/36	1,029,767
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/33	1,047,130
1,000,000	4.000		03/01/34	1,040,292
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	501,920
County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
515,000	5.000		09/01/24	547,877

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
County of Cass MO GO Bonds (Refunding) Series A (AA/NR) – (continued)
$ 505,000	5.000%		09/01/25	$ 550,482
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,611,986
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,161,883
1,100,000	4.000	(a)	04/01/28	1,185,669
County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	1,078,743
County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
1,485,000	3.000		10/01/25	1,521,190
1,240,000	3.000		10/01/26	1,276,623
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,391,229
1,215,000	5.000		12/01/25	1,332,778
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,227,038
1,200,000	4.000		03/01/33	1,276,668
625,000	4.000		03/01/34	662,064
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	800,982
830,000	5.000	(a)	04/01/30	961,631
905,000	5.000	(a)	04/01/31	1,045,376
Fort Zumwalt School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,325,000	5.000		03/01/24	1,394,002
1,425,000	5.000		03/01/25	1,536,648
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)(c)
1,000,000	5.000		12/30/26	1,047,302
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	787,933
1,780,000	3.000		12/30/33	1,723,791
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,267,263
1,000,000	5.000		09/01/37	1,119,294
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	955,551
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	975,111
985,000	4.000		03/01/32	1,050,985
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
270,000	5.625		03/01/25	270,424
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,409,562
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	349,829
400,000	4.000		02/15/35	398,018

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a) – (continued)
$ 580,000	4.000%		02/15/36	$ 574,934
700,000	4.000		02/15/37	689,447
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series 2018 (A+/A1)(a)(d)(e)
980,000	1.820		06/01/36	980,000
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/A1)
500,000	5.000		06/01/25	539,431
500,000	5.000	(a)	06/01/34	575,318
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,591,822
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,500,000	3.250		03/01/38	1,492,378
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
875,000	3.000		04/01/23	882,932
500,000	3.000		04/01/24	509,303
960,000	3.000	(a)	04/01/26	972,938
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	517,696
900,000	4.000		05/01/25	949,557
700,000	4.000	(a)	05/01/27	752,593
630,000	4.000	(a)	05/01/29	671,922
675,000	4.000	(a)	05/01/30	717,524
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	910,952
580,000	4.000		03/01/30	621,010
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,174,865
1,000,000	5.500		03/01/36	1,172,641
Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
550,000	5.000		12/01/23	571,428
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	460,704
575,000	3.250		04/15/30	563,024
550,000	3.300		04/15/31	535,695
700,000	3.375		04/15/32	679,650
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
525,000	4.000		03/01/23	532,385
480,000	4.000		03/01/24	496,776
100,000	3.000		03/01/27	103,832
200,000	4.000	(a)	03/01/30	215,837
165,000	4.000	(a)	03/01/31	177,326
180,000	4.000	(a)	03/01/32	192,769
200,000	4.000	(a)	03/01/33	213,444
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)
2,020,000	4.000		03/01/26	2,162,617
1,365,000	4.000	(a)	03/01/28	1,475,682
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(a)
1,000,000	5.000		12/01/25	1,068,284

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
$1,345,000	4.000%	12/01/26	$ 1,433,536
1,455,000	4.000	12/01/28	1,539,677
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(a)
595,000	4.250	12/01/23	600,032
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000	03/01/31	735,870
1,575,000	4.000	03/01/32	1,706,082
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000	04/01/35	1,289,178
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000	03/01/30	15,918
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000	03/01/29	1,652,018
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding) Series 2021 (A+/NR)(a)
585,000	3.000	04/01/29	595,203
605,000	3.000	04/01/30	610,912
420,000	3.000	04/01/31	422,435
460,000	3.000	04/01/33	450,795
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000	02/15/27	1,966,358
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
480,000	2.200	02/15/23	477,570
450,000	2.318	02/15/24	442,284
500,000	2.378	02/15/25	486,032
1,020,000	2.558	02/15/26	985,416
815,000	2.844	02/15/28	778,595
825,000	2.894	02/15/29	781,284
Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(a)
3,285,000	3.000	03/01/35	3,263,788
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds (Kansas City International Apartments Terminal Modified Project) Series 2020 (A-/A2)
2,000,000	5.000	03/01/30	2,273,449
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds (Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000	03/01/34	1,313,895
1,950,000	4.000	03/01/35	2,003,635
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds (Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000	03/01/28	2,840,999
1,370,000	5.000	03/01/29	1,542,620
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500	09/01/29	2,136,621
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000	01/01/33	1,961,325

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
$1,000,000	5.000%		09/01/27	$ 1,131,245
1,000,000	5.000	(a)	09/01/31	1,115,872
Lebanon MO Reorganized School District No R-3 Go Bonds (Refunding) Series 2022 (A/NR)(a)
1,385,000	3.000		03/01/31	1,421,297
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,052,806
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	1,016,830
1,055,000	4.000		03/01/29	1,137,601
500,000	4.000		03/01/30	537,154
Maplewood-Richmond Heights MO School District GO Bonds (Refunding) Series A (AA-/NR)(a)
1,000,000	3.000		03/01/40	909,619
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,005,717
Missouri Development Finance Board Cultural Facilities Revenue Bonds (VAR-Nelson Gallery Foundation) Series A (AAA/Aaa)(a)((d)(e)
600,000	1.960		12/01/33	600,000
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Variable-Nelson Gallery Foundation) Series A (AA-/NR)(d)(e)
2,000,000	1.960		12/01/37	2,000,000
Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)(e)
2,500,000	5.000		06/01/33	2,869,462
Missouri Development Finance Board Infrastructure Facilities Revenue Bonds (St. louis Convention Center Hotel Garage Project) Series 2021 C (AA-/NR)(d)(e)
1,550,000	1.870		12/01/49	1,550,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	686,076
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	961,665
990,000	4.000	(a)	04/01/32	1,054,901
1,095,000	4.000	(a)	04/01/33	1,153,434
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	400,593
425,000	5.000		04/01/31	426,045
475,000	5.000		04/01/32	476,172
500,000	5.000		04/01/33	501,241
500,000	5.000		04/01/34	501,245
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,015,000	4.000		04/01/26	1,051,114
635,000	2.000		04/01/27	631,581
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	826,296

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
$ 595,000	5.000%	01/01/30	$ 637,399
775,000	5.000	01/01/31	829,277
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,469,600
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000	10/01/25	649,584
640,000	5.000	10/01/26	704,552
2,030,000	5.000	10/01/27	2,273,935
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000	09/01/33	738,888
800,000	5.000	09/01/38	861,476
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,483,367
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,653,906
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,000,000	5.000	12/01/33	1,042,142
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,441,827
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,063,777
1,100,000	5.000	06/01/37	1,222,832
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000	05/15/33	1,271,954
1,250,000	4.000	05/15/39	1,263,695
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-REMK (AA-/Aa1)(d)(e)
3,020,000	1.960	10/01/24	3,020,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series B (AA+/Aa1) (a)(d)(e)
1,675,000	1.960	02/15/33	1,675,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series C (AA+/Aa1) (a)(d)(e)
2,600,000	1.960	03/01/40	2,600,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
$ 360,000	2.400%	11/01/30	$ 345,894
350,000	2.500	05/01/31	337,190
360,000	2.550	11/01/31	346,605
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
245,000	3.550	11/01/30	245,712
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
275,000	3.050	11/01/28	279,330
245,000	3.150	11/01/29	248,422
270,000	3.250	11/01/30	273,937
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,330,400
1,000,000	3.000	04/01/41	889,934
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	531,722
800,000	4.000	03/01/34	847,087
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR) (a)(d)(e)
2,885,000	1.330	11/01/28	2,885,000
North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000	03/01/30	2,497,779
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	515,873
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000	03/01/30	1,010,359
1,000,000	4.000	03/01/34	1,007,898
1,500,000	4.000	03/01/35	1,510,594
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	390,989
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000	03/01/37	1,071,310
1,000,000	4.000	03/01/38	1,060,224
750,000	4.000	03/01/39	787,448
Platte County MO R-3 School District Building Corp. GO Bonds (School Project) Series 2021 (AA/NR)(a)
1,995,000	5.000	03/01/33	2,388,175
Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000	03/01/33	630,291
1,600,000	3.000	03/01/35	1,600,899
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	225,184
410,000	3.450	07/01/32	410,228
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500	07/01/28	2,500,525
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000	07/01/31	1,720,271
1,355,000	5.000	07/01/32	1,560,034

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
$ 500,000	5.000%		07/01/27	$ 564,018
1,000,000	5.000		07/01/28	1,143,776
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	571,910
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,371,120
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,543,796
1,220,000	5.000	(a)	07/01/28	1,356,066
1,400,000	5.000	(a)	07/01/30	1,543,086
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,000,000	4.000		05/01/26	1,016,264
1,405,000	4.000		05/01/27	1,427,681
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	505,679
475,000	4.000		11/01/35	508,650
815,000	4.000		11/01/36	866,405
845,000	4.000		11/01/37	892,079
920,000	4.000		11/01/38	963,376
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,735,000	2.125		04/01/39	2,068,120
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
1,200,000	4.000		07/15/28	1,312,549
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000		07/15/32	1,563,035
1,615,000	3.000		07/15/33	1,595,738
1,665,000	3.000		07/15/34	1,613,305
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,048,635
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,174,849
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000		04/01/35	1,055,099
2,000,000	4.000		04/01/36	2,098,277
2,515,000	4.000		04/01/37	2,621,261
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,882,972
1,930,000	4.000		04/01/26	1,958,354
2,010,000	4.000		04/01/27	2,039,049
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,040,431
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,046,373
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,425,296
1,390,000	5.000		04/15/26	1,536,983

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
$ 1,000,000	5.000%		02/15/24	$ 1,047,600
2,595,000	4.000	(a)	02/15/35	2,693,366
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000		03/15/39	1,758,125
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,066,966
1,000,000	4.000		04/01/30	1,061,947
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,812,208
1,840,000	4.000		03/01/34	1,926,384
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000		03/01/39	2,053,352
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	745,833
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000		06/01/25	872,096
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
670,000	3.000		04/15/37	633,590
710,000	3.000		04/15/39	654,792
1,145,000	3.000		04/15/42	992,393
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,880,792
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	379,735
535,000	4.000		03/01/26	573,459
555,000	4.000		03/01/27	604,910
450,000	4.000	(a)	03/01/35	474,427
500,000	4.000	(a)	03/01/37	520,747
755,000	4.000	(a)	03/01/39	777,264
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	494,716
560,000	3.000		03/01/37	547,091
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,476,829
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	544,686
890,000	4.000		03/01/33	966,167
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,226,823
1,000,000	4.000	(a)	08/01/26	1,056,571
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,835,261
2,095,000	0.000		03/01/27	1,855,386

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
$1,810,000	4.000%		04/01/32	$ 1,882,991
1,800,000	4.000		04/01/33	1,869,735
1,800,000	4.000		04/01/34	1,864,744
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/A1)
565,000	5.000		04/01/24	594,509
990,000	4.000	(a)	04/01/25	1,024,960

				304,216,713

North Dakota(a) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,311,547
150,000	3.150		01/01/36	148,529

				2,460,076

Ohio(a) – 0.8%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021(A+/NR)
1,500,000	2.000		12/01/31	1,353,607
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000		12/01/35	694,911
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	582,304

				2,630,822

Oklahoma(a) – 0.6%
McClain County Independent School District No 5 Washington Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,735,000	4.000		09/01/33	1,887,073

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $344,913,022)				$337,362,259

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund - Premier Class
781,054	1.883%	$ 781,054
(Cost $781,054)

TOTAL INVESTMENTS – 99.2% (Cost $345,694,076)		$338,143,313

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		2,790,356

NET ASSETS – 100.0%		$340,933,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2022.

(e)	Rate shown is that which is in effect on July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.7%
Alabama(a) – 1.4%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$ 1,000,000	4.000%		12/01/35	$ 1,014,094
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000		12/01/31	1,145,003

				2,159,097

California(b) – 1.1%
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000		08/01/28	1,702,709

Georgia(a) – 0.5%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	868,864

Illinois(a) – 1.8%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,047,471
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,784,774

				2,832,245

Indiana – 2.5%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	463,166
Greene County Hospital Association (Lease Rental Revenue Refunding) Series 2021 (A+/NR)(a)
1,415,000	3.000		08/01/37	1,298,148
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000		08/01/34	535,344
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,560,555

				3,857,213

Kansas – 85.8%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
2,335,000	5.000		12/01/22	2,362,383
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	636,668
585,000	5.000		09/01/28	674,180
415,000	5.000	(a)	09/01/29	482,371
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	851,287

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
$ 900,000	5.000%		09/01/23	$ 930,535
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,395,147
1,600,000	3.000		09/01/34	1,572,640
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,077,444
500,000	4.000		09/01/31	536,268
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,461,564
1,305,000	4.000	(a)	09/01/28	1,425,451
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,060,479
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	640,831
600,000	4.000		12/01/29	652,425
650,000	4.000		12/01/30	703,903
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	720,979
740,000	4.000	(a)	09/01/28	809,498
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
525,000	3.000		09/01/23	532,195
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,278,893
1,000,000	3.000		11/01/30	1,010,887
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (NR/NR)(a)(c)
2,000,000	5.000		11/15/22	2,020,106
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	549,441
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	508,802
350,000	3.000		10/01/28	356,893
300,000	3.000		10/01/29	304,039
City Of Tonganoxie KS GO Bonds Temporary Notes Series C (NR/MIG1)
2,080,000	3.000		03/01/23	2,097,355
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	589,791
445,000	3.000		08/01/28	455,698
525,000	3.000		08/01/29	533,944
650,000	3.000		08/01/32	649,105
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)(c)
2,000,000	2.000		08/15/28	1,944,524
County of Sumner KS Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	899,376
955,000	3.000		10/01/35	912,453
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,560,732
1,000,000	5.000		08/01/44	1,117,840

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
$ 375,000	2.950%	09/01/32	$ 348,620
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000	09/01/29	1,118,917
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,632,707
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000	09/01/25	2,703,322
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000	09/01/29	1,071,691
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
310,000	5.000(c)	12/01/25	342,479
380,000	4.000	12/01/26	406,411
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(c)
865,000	3.661	09/01/25	877,684
Goddard KS GO Bonds Series 2019-1 (SP-1+/NR)(a)
1,000,000	3.000	12/01/22	1,001,107
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,050,914
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	09/01/26	1,120,186
1,000,000	3.500(a)	09/01/30	1,025,325
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,045,201
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,128,150
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000	09/01/23	1,002,065
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,409,413
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,550,388
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,053,789
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,067,727
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	674,571
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(c)
1,000,000	4.000	10/01/25	1,068,400

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
$ 945,000	4.000%	04/01/23	$ 959,210
545,000	4.000	04/01/24	563,753
1,000,000	4.000	04/01/25	1,055,790
350,000	4.000	04/01/26	374,627
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	577,344
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000	05/01/31	1,695,764
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Wichita University Project) Series L (NR/Aa3)(a)
2,685,000	3.000	06/01/35	2,620,844
Kansas Development Finance Authority Revenue Bonds (State of Kansas University Aerospace And Technology Campus Housing Project) Series A-1 (NR/Aa3)(a)
440,000	3.125	05/01/50	348,804
455,000	3.125	05/01/51	357,409
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,359,060
1,110,000	5.000	09/01/34	1,197,183
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,884,596
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,046,517
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)(c)
1,000,000	5.000	04/01/23	1,023,017
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,715,000	5.000	07/01/32	1,867,941
1,335,000	4.000	07/01/37	1,359,695
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000(c)	09/01/26	541,586
1,165,000	4.000	09/01/31	1,236,018
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000	09/01/26	1,074,199
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,123,185
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000	09/01/38	465,675
250,000	3.000	09/01/39	230,493
380,000	3.000	09/01/40	344,903
400,000	3.000	09/01/41	359,072
Montezuma Unified School District No. 371 (Refunding) Series 2021 (A/NR)(a)
1,850,000	3.000	09/01/41	1,664,717
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,566,942
1,180,000	3.000	09/01/28	1,185,772
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000	09/01/36	573,180
350,000	3.000	09/01/38	350,258
575,000	3.000	09/01/41	561,492

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)(c)
$ 1,430,000	4.000%		09/01/22	$ 1,432,953
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	177,627
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,844,265
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(c)
1,885,000	5.000		09/01/25	2,066,032
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,115,546
1,000,000	4.000		10/01/31	1,118,148
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	973,670
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
1,500,000	4.000	(c)	09/01/24	1,569,366
800,000	4.000		09/01/25	836,223
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,520,799
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,396,757
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	310,192
715,000	4.000	(a)	09/01/29	777,142
Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	912,304
Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
440,000	1.740		09/01/28	394,047
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,002,914
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,082,613
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(c)
700,000	4.000		09/01/25	745,686
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	510,079
1,000,000	4.000		09/01/31	1,048,111
1,065,000	5.000		09/01/32	1,157,587
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
450,000	3.000		09/01/23	457,041
490,000	3.000		09/01/25	505,577
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	651,689
650,000	4.000		09/01/30	703,181

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
$ 2,000,000	0.000%		09/01/23	$ 1,946,393
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	964,905
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,146,765
1,250,000	5.000	(a)	09/01/32	1,412,385
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,725,536
1,930,000	5.000	(a)	09/01/48	2,066,432
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	527,587
515,000	4.000		07/01/27	562,447
555,000	4.000		07/01/29	608,567
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	649,800
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	953,928
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,131,960
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	433,931
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,697,729
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)(c)
525,000	5.000		09/01/22	526,508
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,059,622
1,000,000	4.250		09/01/39	1,019,129
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	952,845
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(c)
500,000	5.500		09/01/26	569,437

				134,849,695

Missouri – 1.3%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
435,000	3.000		04/01/33	429,781
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
300,000	3.000		04/01/23	302,421
305,000	3.000		04/01/24	310,423
315,000	3.000		04/01/25	320,294
325,000	3.000		04/01/26	330,080

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR) (continued)
$ 335,000	3.000%	04/01/27	$ 339,544

			2,032,543

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	986,843

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,016,311

Oklahoma – 0.7%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,000,000	4.000	09/01/32	1,096,231

Texas(a) – 0.7%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,060,750

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	676,648
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	493,675

			1,170,323

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $156,734,865)			$153,632,824

Shares	Dividend Rate		Value

Investment Company – 1.3%
State Street Institutional US Government Money Market Fund - Premier Class
1,990,649	1.883%		$ 1,990,649
(Cost $1,990,649)

TOTAL INVESTMENTS – 99.0% (Cost $158,725,514)			$155,623,473

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			1,623,708

NET ASSETS – 100.0%			$157,247,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of July 31, 2022.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2022:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$168,523,907	$—	$—
Investment Company	1,434,108	—	—
Exchange Traded Fund	4,851,914	—	—
Total	$174,809,929	$—	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$318,445,735	$—	$—
Exchange Traded Fund	7,726,500	—	—
Investment Company	1,271,031	—	—
Total	$327,443,266	$—	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$219,869,339	$—	$—
Exchange Traded Fund	2,163,180	—	—
Investment Company	2,439,136	—	—
Total	$224,471,655	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$998,947	$495,549,305	$—
Mortgage-Backed Obligations	—	146,551,355	—
Asset-Backed Securities	—	190,762,430	—
Municipal Bond Obligations	—	106,071,552	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	91,597,518	12,513,783	—
Investment Company	6,612,950	—	—
Total	$99,209,415	$951,448,425	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$588,281	$—
Mortgage-Backed Obligations	—	28,299,358	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	20,045,220	8,070,702	—
Investment Company	2,210,619	—	—
Total	$22,255,839	$36,958,341	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$398,039,258	$—
Investment Company	4,826,021	—	—
Total	$4,826,021	$398,039,258	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$337,362,259	$—
Investment Company	781,054	—	—
Total	$781,054	$337,362,259	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$153,632,824	$—
Investment Company	1,990,649	—	—
Total	$1,990,649	$153,632,824	$—

For further information regarding security characteristics, see the Schedules of Investments.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund and the Tax-Free Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, assetbacked and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator announced that most LIBOR settings will no longer be published after December 31, 2021. On March 5, 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in `a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and The Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.